Warrant Liability - Disclosure of detailed information about warrants, activity (Details)	12 Months Ended
Dec. 31, 2025 Share $ / shares
Financial Instruments [Abstract]
Number of warrants outstanding, beginning of period (in shares) | Share	0
Number of warrants issued (in shares) | Share	1,075,780
Number of warrants outstanding, end of period (in shares) | Share	1,075,780
Weighted average exercise price of warrants outstanding, beginning of period (in dollars per share) | $ / shares	$ 0
Weighted average exercise price of warrants issued (in dollars per share) | $ / shares	15.77
Weighted average exercise price of warrants outstanding, end of period (in dollars per share) | $ / shares	$ 15.77